CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (625,629)	$ (826,376)	$ (1,580,733)	$ (540,037)
Adjustments to reconcile net loss to net cash used in operating activities:
Preferred and common shares issued for services provided			288,546	0
Shares issued for services provided	103,400	193,003
Write-off of investments	0	65,000	65,000	0
Amortization of debt discount	217,628	0	119,324	0
Change in fair value of derivative liabilities	(369,573)	0
Financing cost			200,616	0
Change in fair value of derivative liabilities	(369,573)	0	(192,759)	0
Accounts receivable	838	(3,600)	(3,600)	0
Changes in operating assets and liabilities:
Inventory	84	(16,028)	40,321	(81,725)
Prepaids and other current assets	(22,185)	13,577	12,133	(13,577)
Accounts payable and accrued liabilities	199,727	13,207	269,852	25,188
Accrued Interest	48,676	5,042	29,195	0
Accrued expenses	0	132,083
Net cash used in operating activities	(447,034)	(424,092)	(747,104)	(610,151)
Cash Flows from Investing Activities
Investment in operating companies			(65,000)	0
Investment in note receivable			(21,500)	0
Increase in operating companies	0	(65,000)
Investment in note receivable	0	(21,500)
Net cash used in investing activities	0	(86,500)	(86,500)	0
Cash Flows from Financing Activities
Proceeds from stockholder			215,500	543,173
Proceeds from convertible notes	289,500	0	245,000	0
Increase in note payable to shareholder	270,000	20,000
Repayment of convertible notes	(211,409)	0	(95,520)	0
Proceeds from sale of common stock	125,006	412,500	412,500	162,500
Net cash provided by financing activities	473,097	432,500	777,480	705,673
Net increase (decrease) in cash	26,063	(78,092)	(56,124)	95,522
Cash, beginning of year	48,941	105,065	105,065	9,543
Cash, end of year	75,004	26,973	48,941	105,065
Supplemental disclosures of cash items
Interest paid	0	0	0	0
Income tax paid	0	0	0	0
Supplemental schedule of non-cash investing and financing activities
Discount on convertible notes payable from derivative liability	87,627	0	141,231	0
Settlement of derivative liability	151,440	0	$ 59,831	$ 0
Common stock issued note conversion	$ 40,937	$ 0